Amortization and Depreciation - Summary of Amortization and Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Amortization of intangible assets	$ 3,917	$ 656	$ 175
Right-of-use asset amortization	453	181	181
Depreciation of Property, plant & equipment	377	155	53
Total Amortization and Depreciation	$ 4,747	$ 992	$ 409